Net Loss Per Share (Details) - Schedule of potentially dilutive securities were excluded from the computation of diluted net loss per share - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Anti-dilutive shares:
Total anti-dilutive shares	34,237,343	16,078,635	30,236,169	11,801,525
Stock options to purchase common stock [Member]
Anti-dilutive shares:
Total anti-dilutive shares	23,139,522	15,507,529	19,702,845	11,350,934
Public warrants and private placement warrants [Member]
Anti-dilutive shares:
Total anti-dilutive shares	10,533,324		10,533,324
Convertible debt (on an if-converted basis) [Member]
Anti-dilutive shares:
Total anti-dilutive shares		571,106		450,591
Unvested RSUs outstanding [Member]
Anti-dilutive shares:
Total anti-dilutive shares	553,193
Employee stock purchase plan [Member]
Anti-dilutive shares:
Total anti-dilutive shares	11,304